Changes in Liabilities Attributable to Financing Activities - Summary of Changes in Liabilities Attributable to Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance		$ 151,698	$ 149,206	$ 233,449
Cash flows		375,524	35,919	(115,131)
Non-cash flows:
Addition – leases		21,341	20,111	117,793
Foreign exchange adjustments		3,251	(8,821)	2,035
Converted to shares				(104,108)
Assets held for sale (Note 34)			(44,794)
Fair value changes (including interest expenses) recognized in the consolidated statement of operations		(74,078)
Change in fair value recognized in consolidated statement of other comprehensive loss		72,656
Remeasurement - leases	[1]	(17,886)
Other changes		329	77	15,168
Balance		532,835	151,698	149,206
Liabilities to Credit Institutions
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance		52,590	5,987	97,187
Cash flows		61,985	46,818	(94,908)
Non-cash flows:
Foreign exchange adjustments		407	(292)	773
Other changes		5,323	77	2,935
Balance		120,305	52,590	5,987
Shareholder Loans
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance				106,118
Cash flows				(10,941)
Non-cash flows:
Foreign exchange adjustments				3,675
Converted to shares				(104,108)
Other changes				5,256
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance		99,108	143,219	30,144
Cash flows		(11,411)	(10,899)	(9,282)
Non-cash flows:
Addition – leases		21,341	20,111	117,793
Foreign exchange adjustments		2,844	(8,529)	(2,413)
Assets held for sale (Note 34)			(44,794)
Remeasurement - leases	[1]	(17,886)
Other changes		(4,994)		6,977
Balance		89,002	$ 99,108	$ 143,219
Convertible Notes
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		324,950
Non-cash flows:
Fair value changes (including interest expenses) recognized in the consolidated statement of operations		(74,078)
Change in fair value recognized in consolidated statement of other comprehensive loss		72,656
Balance		$ 323,528

[1]	Remeasurement related to change of lease term due to the decision to discontinue the construction of the new production facility in Peterborough, UK.